Inventories - Disclosure of detailed information about inventory (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Finished goods and goods for resale	€ 8,304	€ 5,144
Work-in-progress, raw materials and manufacturing supplies	8,781	6,019
Amount due from customers for contract work	275	198
Total Inventories	€ 17,360	€ 11,361	[1]	€ 5,366

[1]	Refer to Note 3, Scope of consolidation